111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  October 1, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Aggressive Growth Allocation Fund, MFS® Blended Research® Growth Equity Fund, MFS® Blended Research® Mid Cap Equity Fund, MFS® Blended Research® Small Cap Equity Fund, MFS® Blended Research® Value Equity Fund, MFS® Conservative Allocation Fund, MFS® Emerging Markets Equity Fund, MFS® Growth Allocation Fund, MFS® International Diversification Fund, MFS® International Growth Fund, MFS® International Intrinsic Value Fund, MFS® International Large Cap Value Fund, MFS® Managed Wealth Fund, and MFS® Moderate Allocation Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 183 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 25, 2025.

 Please call the undersigned at 617-954-4349 or Vanessa Rodriguez-Jimenez at 617-954-5831 with any questions you may have.

  Sincerely,

  TIFFANY KO

  Tiffany Ko

  Counsel